Filed with the Securities and Exchange Commission on April 24, 2013

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	73	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	74	[	X	]

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Scot E. Draeger, Esq.
Bernstein, Shur, Sawyer & Nelson P.A.
100 Middle Street
P.O. Box 9729
Portland, ME 04104-5029

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

CORPORATE AMERICA CU
SHORT DURATION FUND

Institutional Class Shares
(Trading Symbol: CASDX)

Prospectus

April 24, 2013

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

AN INVESTMENT IN THE FUND IS NOT A CREDIT UNION OR BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE NATIONAL CREDIT UNION ADMINISTRATION, OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUND INVOLVES POSSIBLE LOSS OF PRINCIPAL.

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CORPORATE AMERICA CU SHORT DURATION FUND
A series of Managed Portfolio Series (the “Trust”)

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Summary Section

Corporate America CU Short Duration Fund

Investment Objective
The investment objective of the Corporate America CU Short Duration Fund (the “Fund”) is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in obligations authorized under the Federal Credit Union Act, as determined by its investment adviser.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Other Expenses	0.25%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.41%
Expense (Reimbursement)/Recoupment(2)	0.03%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	0.44%
(1)
The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the Fund’s statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)
Corporate Financial Solutions, Inc.  (the “Adviser”) has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.49% of the Fund’s average daily net assets up to $1 billion and 0.39% for average daily net assets over $1 billion. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through May 31, 2014.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$45	$135	$233	$520

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  For the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

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Principal Investment Strategies
The Adviser utilizes a strategy designed to comply with National Credit Union Administration (“NCUA”) regulations §703 and §704 (12 C.F.R. §703 and §704).  Investments that are permitted by only one of the regulations are not eligible for investment by the Fund.  The Fund invests primarily in permissible floating rate obligations with a minimum rating at the time of purchase in one of the two highest rating categories (i.e., rated AA or Aa, or higher) by a nationally recognized statistical rating organization (“NRSRO”) or unrated and considered by the Adviser to be of comparable quality and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies (“U.S. Government Securities”).  Permissible investments include securities of issuers domiciled in the U.S. and U.S. Government Securities (such as the Government National Mortgage Association (“GNMA”), U.S. government-sponsored enterprises (“GSEs”) (such as the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”)), securities backed (in whole or in part) by government guaranteed student loans through the Federal Family Education Loan Program (“FFELP”), and Small Business Association (“SBA”) loan pools).  Typically, the Fund’s average portfolio duration is not expected to exceed to 3.5 years.  Duration measures the responsiveness of a bond’s price to changes in interest rates.

The Adviser manages the Fund’s investments such that they qualify as permissible investments for federally chartered credit unions.  Certain of the Fund’s investments may not qualify as permissible investments for state chartered credit unions (depending on whether the appropriate state investment restrictions are more limited than the federal restrictions).  The Fund may also be appropriate for other investors seeking a fund that invests in high credit quality obligations.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents and money market instruments to retain flexibility in meeting redemptions and paying expenses.  The Adviser selects cash, cash equivalents and money market instruments that it has determined qualify as permissible investments for federally chartered credit unions.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks
As with any mutual Fund, there are risks to investing.  An investment in the Fund is not a credit union or bank deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the Federal Deposit Insurance Corporation, the National Credit Union Administration or any other government agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.  With respect to credit union investors, it is possible that the Fund may own a security that may be determined to not qualify as a credit union permissible investment, in which case the Adviser would take appropriate remedial action to address the issue.

Adviser Risk.  The Adviser has limited experience managing a mutual fund.

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Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Debt Securities Risks. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities).  Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates.

Floating Rate Securities Risks.  Because changes in interest rates on floating (or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates.  The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial.  Lifetime limits on resets may also prevent their rates from adjusting to market rates.  During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

Mortgage-Backed Securities Risk.  Mortgage-backed securities are sensitive to changes in interest rates.  When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that homeowners will pay off more than their required monthly mortgage payments.  As prepayments occur, the principal balance of the security declines faster than what was originally expected and thereby shortens the average life of the security requiring the Fund to reinvest a larger amount of assets at a time when interest rates are low.  Conversely, when interest rates increase, mortgage-backed securities are subject to extension risk.  Extension risk is the risk that homeowners will decide not to make prepayments on their mortgages to the extent initially expected and instead make only the required monthly payments.  As the prepayments that were expected do not materialize, the average life of the security lengthens thereby locking the Fund into holding a lower-yielding security during a period of rising interest rates.  The unpredictability associated with prepayments increases the Fund’s volatility.  Mortgage-backed securities are also subject to the risk of loss if there are defaults on the loans underlying these securities.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for year ended December 31, 2012.  Figures shown in the bar chart are for the Fund’s Institutional Class shares.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s returns compared with broad-based market indices.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available on the Fund’s website at www.CorpAmFunds.org or by calling 1-888-621-9258.

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Best Quarter	Worst Quarter
Q3 2012 1.22%	Q4 2012 0.34%

Average Annual Total Returns for the periods ended December 31, 2012
	One Year	Since Inception (5/26/2011)
Institutional Class Shares
Return Before Taxes	2.81%	2.62%
Return After Taxes on Distributions	2.31%	2.14%
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	1.95%
BofA Merrill Lynch 3-month Treasury Bill Index	0.11%	0.09%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management
Investment Adviser
Corporate Financial Solutions, Inc. is the Fund’s investment adviser. “Corporate America CU” as referenced in the Fund’s name, refers to the Adviser’s parent company, Corporate America Credit Union.

Portfolio Managers
Dave Filby and Shirley Senn, Portfolio Managers of the Adviser, are responsible for the day-to-day management of the Fund.  Mr. Filby has managed the Fund since April 2013 and Ms. Senn has managed the Fund since July 2012.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Corporate America CU Short Duration Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, by contacting the Fund by telephone at 1-888-621-9258 or through a financial intermediary.  The minimum initial investment amount for purchases of shares of the Fund is $50,000.  Subsequent purchases and exchanges may be made with a minimum investment amount of $2,000.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a credit union, bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective

The Fund’s investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in obligations authorized under the Federal Credit Union Act, as determined by its investment adviser.  The investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies

The Adviser utilizes a strategy designed to comply with NCUA regulations §703 and §704 (12 C.F.R. §703 and §704).  Investments that are permitted by only one of the regulations are not eligible for investment by the Fund.  The Fund invests primarily in permissible floating rate obligations with a minimum rating at the time of purchase in one of the two highest rating categories (i.e., rated AA or Aa, or higher) by an NRSRO or unrated and considered by the Adviser to be of comparable quality and U.S. Government Securities.  Permissible investments include securities of issuers domiciled in the U.S. and U.S. Government Securities (such as GNMA, GSEs (such as FNMA and FHLMC), securities backed (in whole or in part) by government guaranteed student loans through FFELP, and SBA loan pools).  Typically, the Fund’s average portfolio duration is not expected to exceed 3.5 years.  Duration measures the responsiveness of a bond’s price to changes in interest rates.

The Fund may also invest in mortgage backed securities (“MBS”) which represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. government, or its agencies or instrumentalities.  Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

The Adviser takes a bottom-up approach to buying securities by monitoring the financial markets to identify securities that match the investment criteria of the Fund, with a focus on identifying securities that are trading at a wide spread to the historical Treasury yield curve and comparing the parameters of such securities to distill which securities will yield more on a relative risk versus yield basis. Toward this end, the Adviser compares each prospective purchase to the Treasury yield curve as a means of determining which securities offer a better value.  In addition, the Adviser considers the credit risk of each security and selects securities for the Fund’s investment portfolio based on the perceived quality and stability of the security when compared to the historical Treasury yield curve, with a view toward minimizing interest rate risk, credit risk, call risk, and marketability risk, while maximizing the potential return.  The Adviser continuously monitors Fund positions to determine whether their original investment strategy continues to hold for each security, taking necessary action to optimize the portfolio as appropriate.  The Adviser may sell an investment when the outlook for the security changes (due to general market or issuer-specific events), for purposes of portfolio construction or risk management, or when a more attractive investment opportunity becomes available.

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At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents and money market instruments to retain flexibility in meeting redemptions and paying expenses.  The Adviser selects cash, cash equivalents and money market instruments that it has determined qualify as permissible investments for federally chartered credit unions.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Adviser has designed its strategy for managing the Fund’s investments such that they qualify as permissible investments for federally chartered credit unions.  Certain of the Fund’s investments may not qualify as permissible investments for state chartered credit unions (depending on whether the appropriate state investment restrictions are more limited than the federal restrictions).  The Adviser recommends that, prior to investing, any state chartered credit union obtain advice from its legal counsel concerning whether an investment in the Fund is a permissible investment under the applicable state law.  The Fund may also be appropriate for other investors seeking a fund that invests primarily in high credit quality obligations.  The Adviser will monitor the Federal Credit Union Act (the “FCUA”) and the rules and regulations promulgated thereunder, referred to as the National Credit Union Administration (“NCUA”) regulations, (collectively, the “Regulations”) for changes or amendments to the definition of permissible investments for federally chartered credit unions and will take such action as may be necessary to ensure that the investments that comprise the Fund’s portfolio continue to qualify pursuant to the Regulations.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:

General Market Risk.  The net asset value of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which many increase risks associated with an investment in the Fund.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market problems may have adverse effects on the Fund.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of a Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Fund could underperform other mutual funds with similar investment objectives.  With respect to credit union investors, it is possible that the Fund may own a security that may be determined to not qualify as a permissible investment under the Regulations, in which case the Adviser would take appropriate remedial action to address the issue.

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Adviser Risk.  The Fund’s Adviser has limited experience managing a mutual fund.

Non-Diversified Fund Risk.  The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal laws.  The Fund may invest a greater percentage of its assets in the securities of a single issuer and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Debt Securities Risks.  Debt securities are subject to the following risks:

Credit Risk.  Issuers of debt securities may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the issuer to pay back debt.  The degree of credit risk for a particular security may be reflected it its credit rating.  Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.

Interest Rate Risk. Debt securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt securities with shorter maturities.

Prepayment Risk.  Prepayment occurs when the issuer of a debt security repays principal prior to the security’s maturity.  During periods of declining interest rates, issuers may increase pre-payments of principal causing the Fund to invest in debt securities with lower yields thus reducing income generation.  Similarly, during periods of increasing interest rates, issuers may decrease pre-payments of principal extending the duration of debt securities potentially to maturity.  Debt securities with longer maturities are subject to greater price shifts as a result of interest rate changes.  Also, if the Fund is unable to liquidate lower yielding securities to take advantage of a higher interest rate environment, its ability to generate income may be adversely affected.  The potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Floating Rate Securities.  Floating (or variable) rate securities are generally less sensitive to interest rate changes than fixed rate securities.  However, the market value of floating rate securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate securities will not generally increase in market value if interest rates decline.  However, when interest rates fall, there will be a reduction in the payments of interest received by the Fund from its floating rate securities.  Limits on the aggregate amount by which a floating rate security’s interest rate may increase over its lifetime or during any one adjustment period can prevent the interest rate from ever adjusting to prevailing market rates.  The net asset value of the Fund may decline during periods of rising interest rates until the interest rates on these securities reset to market rates. You could lose money if you sell your shares of the Fund before these rates reset.

Government-Sponsored Entities Risk.  The Fund may invest in various types of U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  Investments in debt securities issued by U.S. government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks are not backed by the full faith and credit of the U.S. government.  With respect to these entities, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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Mortgage-Backed Securities Risk.  Mortgage-backed securities are generally more sensitive to interest rate risk than other types of debt instruments.  When interest rates decline, mortgage-backed securities are subject to prepayment risk, which is the risk that homeowners will pay off more than their required monthly mortgage payments.  As prepayments occur, the principal balance of the security declines faster than what was originally expected and thereby shortens the average life of the security requiring the Fund to reinvest a larger amount of assets at a time when interest rates are low.  Conversely, when interest rates increase, mortgage-backed securities are subject to extension risk.  Extension risk is the risk that homeowners will decide not to make prepayments on their mortgages to the extent initially expected and instead make only the required monthly payments.  As the prepayments that were expected do not materialize, the average life of the security lengthens thereby locking the Fund into holding a lower-yielding security during a period of rising interest rates.  The unpredictability associated with prepayments increases the Fund’s volatility.   Mortgage-backed securities are also subject to the risk of loss if there are defaults on the loans underlying these securities.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”).  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the Corporate America CU Short Duration Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-888-621-9258, or by visiting the Fund’s website at www.CorpAmFunds.org.

Management of the Fund

Investment Adviser

The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Corporate Financial Solutions, Inc., located at 4365 Crescent Road, Irondale, Alabama 35210.  Established as an entity in 2005, Corporate Financial Solutions, Inc. was largely dormant until it became an SEC-registered investment adviser in January 2011.  The Adviser provides investment advisory services to institutions and, as of February 28, 2013, had over $93.9 million in assets under management.  The Adviser is wholly-owned by Corporate America Credit Union, a non-profit thrift entity with $2.5 billion in assets (as of February 28, 2013) that provides wholesale financial services to its member retail credit unions and is owned by its members (with each member owning an equal share).  Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio.  The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.15% of the Fund’s average daily net assets.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating Expense Limitation Agreement between the Adviser and the Fund, the Adviser has agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees) do not exceed 0.49% of the Fund’s average daily net assets up to $1 billion and 0.39% of the Fund’s average daily net assets over $1 billion.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through May 31, 2014.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits.

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A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2011.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

Por tfol io Managers

The portfolio managers set forth below are jointly and primarily responsible for the day-to-day management of the Fund.

Dave Filby, CFA
Dave Filby has been a portfolio manager with the Adviser and has managed the Fund since April 2013.  Since January 2013, Mr. Filby has also been employed by Corporate America Credit Union (“CACU”) as the Vice President of Investments, responsible for the management of CACU’s multi-billion dollar investment portfolio.  Prior to joining CACU, Mr. Filby spent twelve years with U.S. Central Credit Union where he provided investment management and treasury services in various capacities, which included serving as a Portfolio Manager from 2000 to 2010 and as the Director of Asset/Liability Management from 2010 to 2012.  Mr. Filby earned his B.S. in Business Administration from the University of Missouri-Columbia and is a Chartered Financial Analyst.

Shirley Senn
Shirley Senn has been a portfolio manager with the Adviser since 2011 and has managed the Fund since July 2012.  Since 2012, Ms. Senn has also been employed by CACU as the Vice President of Asset Liability Management Since January 2013, a Senior Asset Liability Management Specialist from February 2012 to April 2012 and on an interim basis, as Acting Investment Officer from April 2012 through January 2013.  Ms. Senn continues to support the management of CACU’s multi-billion dollar investment portfolio as needed.  From 2009 to 2011, Ms. Senn was a Vice President at FIMAC, LLC, a risk management/analytic services provider.  Ms. Senn’s other prior experience includes more than fifteen years working for other corporate credit unions in various capacities, including a total of approximately seven years managing the multi-billion dollar investment portfolios of those corporate credit unions (Southeast Corporate Federal Credit Union (2001 to 2009) and Volunteer Corporate Credit Union (1993 to 2001)). Ms. Senn earned her B.S. in Agricultural Finance and Economics from New Mexico State University.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.

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Shareholder Information

Pricing of Fund Shares

The price of the Fund’s shares is its net asset value (“NAV”).  The NAV is calculated by dividing the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  The NAV is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated nor may investors purchase or redeem Fund shares on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect the Fund’s NAV.

The Fund’s assets are generally valued at their market price using valuations provided by independent pricing services. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost. When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund was using market value pricing.

How to Purchase Fund Shares

Shares of the Fund are purchased at the next NAV per share calculated after your purchase order is received in good order by the Fund, as defined below.

Institutional Class shares are offered primarily to institutions such as credit unions, pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.  Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customer’s investments in the Fund.  “Wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for the Fund and do not require the Fund or the Adviser to pay a distribution or service fee generally may purchase Institutional Class shares, subject to investment minimums.  You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Shares of the Fund have not been registered and are not offered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.

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A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the Transfer Agent.

Investment Minimums.  The minimum initial investment in the Fund is $50,000.  The minimum investment amount for subsequent investments is $2,000.  The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Fund.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-888-621-9258, or follow the instructions listed in the following sections titled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order for the Fund’s shares will be processed at the NAV next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.

For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” generally means that your purchase request includes:

•	The name of the Fund;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund.

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An Account Application to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  The Fund reserves the right to reject any Account Application or to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Upon acceptance by the Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the NAV next calculated after receipt.  Purchase requests received after the close of the NYSE (generally 4:00 p.m., Eastern time) will be priced on the next business day.

Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund:

Regular Mail	Overnight or Express Mail
Corporate America CU Short Duration Fund	Corporate America CU Short Duration Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase or redemption requests does not constitute receipt by the Transfer Agent of the Fund.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your credit union or bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-888-621-9258 to advise them of the wire and to ensure proper credit upon receipt.  Your credit union or bank must include the name of the Fund, your name and your account number so that your wire can be correctly applied.  Your credit union or bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Corporate America CU Short Duration Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Investing by Telephone. You may not make initial purchases of Fund shares by telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may purchase additional shares by telephoning the Fund toll-free at 1-888-621-9258.  This option allows investors to move money from their credit union or bank account to their Fund account upon request.  Only credit union or bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $2,000.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the NAV determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communications or transmission outages or failure.

Subsequent Investments.  The minimum subsequent investment amount is $2,000.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of subsequent investments.  You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Fund at 1-888-621-9258 before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include your shareholder account number.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-888-621-9258.

Cancellations.  The Fund will not accept a request to cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares

In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.   You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.

However, if you originally purchased your shares through a broker-dealer or financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

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Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Payment of Redemption Proceeds.  You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be processed on the next business day.

A redemption request will generally be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrations or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Fund is not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established credit union or bank account or proceeds may be sent via electronic funds transfer through the ACH network using the credit union or bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your credit union or bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after the Fund receives your redemption request.  The Fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act and as described below.

Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

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Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from credit unions, banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or credit union or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 days; and
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.  The Fund may waive the signature guarantee requirement at its discretion.

Redemption by Mail.  You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Corporate America CU Short Duration Fund	Corporate America CU Short Duration Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Telephone Redemption.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at 1-888-621-9258.  A signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communication or transmission outages or failures.

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Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number;
•	The name in which your account is registered; and/or
•	The Social Security or taxpayer identification number under which the account is registered.

If an account has more than one owner or person authorized to perform transactions, the Fund will accept telephone instructions from any one owner or authorized person.

The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from the Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations.  The Fund will not accept a request to cancel a transaction once processing has begun.  Please exercise care when placing a transaction request.

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Dividends and Distributions

The Fund will declare daily and pay monthly distributions of net investment income.  The Fund will also distribute net capital gains, if any, at least annually.  The Fund may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Tax Consequences

Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends and net short-term capital gains), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.

Beginning in 2013, pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

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Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Distributions by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Other Fund Policies

Telephone Transactions.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to the Fund at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

The Adviser retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Adviser may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-888-621-9258 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Payments to Financial Intermediaries

The Fund may pay service fees to intermediaries, such as credit unions, banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.]

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Financial Highlights

The financial highlights in the following table are intended to help you understand the Fund’s financial performance for the fiscal periods indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information in the table below for the period from May 26, 2011 to December 31, 2011 and the fiscal year ended December 31, 2012 has been derived from the financial statements audited by Cohen Fund Audit Services, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request or on the Fund’s website, www.CorpAmFunds.org.

	Year Ended December 31, 2012	Period from May 26, 2011 to December 31, 2011 (1)

Per Common Share Data
Net asset value, beginning of period	$10.06	$10.00
Investment operations:
Net investment income (2)	0.06	0.05
Net realized and unrealized gain on investments	0.22	0.09
Total from investment operations	0.28	0.14
Less distributions
Dividends from net investment income	(0.14)	(0.07)
Dividends from net capital gains	–	(0.01)
Total distributions	(0.14)	(0.08)
Net asset value, end of period	$10.20	$10.06
Total Return	2.81%	1.38%(3)
Supplemental Data and Ratios
Net assets, end of period (in millions)	$94.8	$87.2
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.40%	0.56%(4)
After expense waiver/recoupment	0.43%	0.49%(4)
Ratio of net investment income to average net assets:
Before expense waiver/recoupment	0.65%	0.72%(4)
After expense waiver/recoupment	0.62%	0.79%(4)
Portfolio turnover rate	42%	35%(3)

(1)	Inception date of the Fund was May 26, 2011.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.

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Investment Adviser
Corporate Financial Solutions, Inc.
4365 Crescent Road
Irondale, Alabama 35210

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
P.O. Box 9729
Portland, Maine 04104

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Corporate America CU Short Duration Fund
A series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide additional information about the Fund’s investments.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-888-621-9258, by visiting the Fund’s website at www.CorpAmFunds.org or by writing to:

Corporate America CU Short Duration Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

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CORPORATE AMERICA CU SHORT DURATION FUND

Institutional Class Shares
(Trading Symbol: CASDX)

Statement of Additional Information

April 24, 2013

This Statement of Additional Information (“SAI”) provides general information about the Corporate America CU Short Duration Fund (the “Fund”), a series of Managed Portfolio Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated April 24, 2013 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at www.CorpAmFunds.org.

Corporate America CU Short Duration Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-888-621-9258

AN INVESTMENT IN THE FUND IS NOT A CREDIT UNION OR BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE NATIONAL CREDIT UNION ADMINISTRATION, OR ANY OTHER GOVERNMENT AGENCY.  AN INVESTMENT IN THE FUND INVOLVES POSSIBLE LOSS OF PRINCIPAL.

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The Trust
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Fund is one series, or mutual fund of the Trust.  The Fund is a non-diversified series and has its own investment objective and policies.  Shares of other series of the Trust are offered in separate prospectuses and SAIs.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board of Trustees”) may create additional classes of the Fund and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board of Trustees upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.

Interests in the Fund are represented by shares of beneficial interest each with no par value per share.  Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board of Trustees.

The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees to all applicable series (and classes thereof) in such manner and on such basis as the Board of Trustees in its sole discretion deems fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment by the Trust without his or her express consent.

All consideration received by the Trust for the issue or sale of its shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

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Corporate Financial Solutions, Inc. (the “Adviser”) serves as the investment adviser for the Fund.

Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Investment Objective
The Fund’s investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in obligations authorized under the Federal Credit Union Act, as determined by its investment adviser.  There is no assurance that the Fund will achieve its investment objective.  The Adviser utilizes a strategy designed to comply with National Credit Union Administration (“NCUA”) regulations §703 and §704 (12 C.F.R. §703 and §704).  Investments that are permitted by only one of the regulations are not eligible for investment by the Fund.  The Fund invests primarily in permissible floating rate obligations with a minimum rating at the time of purchase in one of the two highest rating categories (i.e., rated AA or Aa, or higher) by a nationally recognized statistical rating organization (“NRSRO”) or unrated and considered by the Adviser to be of comparable quality and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies.

Diversification
The Fund is non-diversified.  A non-diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the 1940 Act.  A “diversified company” means that as to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

Since the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, (the “Code”), the Fund will limit its investments, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer nor represent more than 10% of the issuer’s outstanding voting securities.

Because the Fund may invest a great percentage of its assets in the securities of fewer issuers, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Percentage Limitations
The Fund’s compliance with its investment policy and limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing for leverage or investing in illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Recent Market Events
U.S. and international markets have experienced significant volatility since 2008.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market problems may have adverse effects on the Fund.

U.S. Government Obligations
The Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Agency Obligations
The Fund may invest in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mae,” Small Business Association (“SBA”) Loan Pools, and the Student Loan Marketing Association (“SLMA”).  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

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Other Obligations
The Fund may invest in Federal Family Education Loan Program (“FFELP”) securities.  FFELP loans are a public-private partnership, with private sector lenders funding loans that are guaranteed, in whole or in part, by the U.S. Department of Education.  The amount of the principal and interest guaranteed by the Department of Education fluctuates from 75% to 100% depending upon when the loan was made and the default percentage of the lender.  Since the Department of Education may not guarantee the entire loan, in the event of a default, the securities may lose value.

Risks of Debt Securities

General. Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities can change in value when there is a change in interest rates. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.

Credit Risk. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

To limit credit risk:

The Fund may only invest in debt securities that are rated in one of the two highest rating categories (i.e., rated AA or Aa, or higher) by an NRSRO at the time of their purchase except as noted below:

The Fund may purchase unrated fixed income securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

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The Fund may retain securities whose rating has been lowered below investment grade if the Adviser determines that retaining such security is in the best interests of the Fund.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Government and Agency Mortgage-Backed Securities. The Fund may invest in government and agency mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC or Freddie Mac. GNMA, a wholly-owned U.S. government corporation creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. government.

FNMA and Freddie Mac are U.S. government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government.

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition.

Risks – Specific to Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

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Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund’s yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, increasing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to the unamortized premium.

To lessen the effect of the failures by obligors on mortgage assets to make payments, mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection; or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

Leverage Transactions

General

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return. (See “Risks” below.)

Borrowing. The Fund may borrow money for other than temporary or emergency purposes from a credit union or bank in amounts up to 33 1/3% of total assets at the time of borrowing. The Fund may invest in reverse repurchase agreements for other than temporary or emergency purposes. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to these limitations, though such investments may be limited by collateral requirements, as disclosed below under “Reverse Repurchase Agreements.”

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Senior Securities. Pursuant to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any credit union or bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Securities Lending

The Fund may lend its securities in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

The Board appoints agents to be responsible for monitoring the creditworthiness of borrowers.  To the extent the Fund is participating in securities lending, on a quarterly basis the Board reviews a report regarding the Fund’s loans.  Such report includes, among other things, the identity and value of all securities comprising each loan, the length of time that the loan has been outstanding, the amount earned by the Fund, the amount of fees paid in connection with the loan and the ratio of the value of the collateral to the value of the loan.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements.  The Fund may invest up to 1/3 of its assets in such agreements as permitted by federal securities law.  Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment.  The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Fund’s custodian.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

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Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities.  During that time, the Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor and are considered borrowings for the purpose of the Fund’s limitation on borrowing.

Risks

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund’s securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Repurchase Agreements

General

The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government security subject to the repurchase agreement. Repurchase agreements are not considered to be the making of loans for purposes of the Funds’ fundamental investment limitations. To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, the Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.

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Risks

Repurchase transactions also involve credit risk. Credit risk is the risk that a counter-party to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counter-party, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counter-party reduce counter-party insolvency risk.

Illiquid Securities
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Board of Trustees to be liquid.

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Borrowing
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery or forward delivery basis in accordance with its objectives and strategies;

2.
Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

3.
Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.
Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund); or

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6.
Invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The following lists the non-fundamental investment restriction applicable to the Fund. This restriction can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.

The Fund may not hold more than 15% of the value of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  With respect to borrowing, if at any time the Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation.

Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of 5 individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

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The Role of the Board of Trustees
The Board of Trustees provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is comprised of four Independent Trustees – Messrs. Roel C. Campos, David A. Massart, Leonard M. Rush and David M. Swanson – and one Interested Trustee – Mr. Robert J. Kern.  Accordingly, 80% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with any investment adviser to the Trust or their respective affiliates or other service provider to the Trust or any Trust series.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairman, Mr. Kern, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Kern also serves as an Executive Vice President of the Administrator.  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

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The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Chief Compliance Officer regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the President, Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Roel C. Campos, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: 64	Trustee	Indefinite Term; Since April 2011	16	Partner, Locke Lord LLP (a law firm) (2011-present); Partner, Cooley LLP (a law firm) (2007-2011); Commissioner, U.S. Securities and Exchange Commission (2002-2007).	Director, WellCare Health Plans, Inc. (2013-Present); Director, Regional Management Corp. (2012-Present)
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Age: 45	Trustee	Indefinite Term; Since April 2011	16	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-present).	Independent Trustee, ETF Series Solutions (1 Portfolio) (2012-Present)
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Age: 67	Trustee	Indefinite Term; Since April 2011	16	Chief Financial Officer, Robert W. Baird & Co. Incorporated, (2000-2011).	Independent Trustee, ETF Series Solutions (1 Portfolio) (2012-Present); Anchor Bancorp Wisconsin, Inc. (2011-present)
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Indefinite Term; Since April 2011	16	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present); Executive Vice President, Calamos Investments (2004-2006).	Independent Trustee, Financial Investors Variable Insurance Trust (5 Portfolios) (2006-Present)

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Robert J. Kern* 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Chairman, and Trustee	Indefinite Term; Since January 2011	16	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	None
Officers
James R. Arnold 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	President and Principal Executive Officer	Indefinite Term, Since January 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2002 -present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Age: 40	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2011	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Angela L. Pingel, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Age: 42	Secretary	Indefinite Term; Since January 2011	N/A
Vice President and Counsel, U.S. Bancorp Fund Services, LLC (2011-present); Vice President and Securities Counsel, Marshall & Ilsley Trust Company N.A. (2007-2010); Assistant Vice President and Counsel, U.S. Bancorp Fund Services, LLC (2004-2007).
N/A
Ryan L. Roell 615 E. Michigan St. Milwaukee, WI 53202 Age: 40	Assistant Treasurer	Indefinite Term; Since September 2012	N/A	Compliance Officer, U.S. Bancorp Fund Services, LLC (2005-present)	N/A
* Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

Mr. Campos’ trustee attributes include substantial industry experience, including being named to President Obama’s economic advisory board and transition team. He previously was a Commissioner of the SEC and has presided over hundreds of complex enforcement cases applying the Securities Act, the Securities Exchange Act, the 1940 Act, and the Investment Advisers Act of 1940.  Mr. Campos extensively participated in the crafting and adoption of many of the SEC’s recent regulatory initiatives, including the Sarbanes-Oxley Act, mutual fund governance and compliance rules and the new National Market System and has extensive experience advising corporate management teams and boards of directors with respect to enforcement, internal investigations, prosecutions, securities and international regulations and corporate governance.  The Board believes Mr. Campos’ experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Kern’s trustee attributes include substantial industry experience, including his 31 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant, fund administrator, transfer agent and custodian to the Trust) where he manages business development and has previously managed the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also serves as a board member of U.S. Bancorp Fund Services, LLC and Quasar Distributors, LLC (the principal underwriter to the Trust).  The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Massart’s trustee attributes include substantial industry experience, including 20 years working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and  manage client relationships.  He is currently the Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded.  Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.  The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms.  He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds.  He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche.  Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Swanson’s trustee attributes include substantial industry experience, including 32 years of senior management and marketing experience with 26 years dedicated to the financial services industry.  He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marking for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.  The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The experience and qualifications of the Trustees discussed herein are pursuant to SEC requirements and do constitute holding out the Board of Trustees or any Trustee as having special expertise and shall not impose any greater responsibility or liability on any such Trustee or the Board of Trustees by reason thereof.

Trustee and Management Ownership of Fund Shares
The following table shows the value of any Fund shares and shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2012.

Name	Dollar Range of Fund Shares (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, Over $100,000)	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Roel C. Campos	None	None
David A. Massart	None	None
Leonard M. Rush	None	None
David M. Swanson	None	$10,001-$50,000
Interested Trustee
Robert J. Kern	None	None

As of March 31, 2013, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

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Board Committees

Audit Committee.  The Trust has an Audit Committee, which is comprised of the Independent Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.  The Audit Committee met twice with respect to the Fund during its fiscal year ended December 31, 2012.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the Independent Trustees.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.  The Nominating Committee did not meet during the Fund’s fiscal year ended December 31, 2012.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently comprised of one or more Independent Trustees and the Trust’s Chairman, President, and Treasurer.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.  The Valuation Committee met once with respect to the Fund during the Fund’s fiscal year ended December 31, 2012.

Trustee Compensation
The Independent Trustees receive an annual retainer fee of $25,000 per calendar year, which shall compensate the Independent Trustees for their service to the Trust and attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary, and shall receive additional compensation for each additional meeting attended of $1,500 for an in-person meeting and $500 for a telephonic meeting, as well as reimbursement for expenses incurred in connection with attendance at meetings.  The Interested Trustee does not receive any compensation for his service as Trustee.  Set forth below is the compensation received by the following Independent Trustees for the Fund’s fiscal year ended December 31, 2012.

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Name of Person/Position	Aggregate Compensation from the Fund1	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust2 Paid to Trustees
Roel C. Campos, Independent Trustee	$3,101	None	None	$20,000
David A. Massart, Independent Trustee	$3,351	None	None	$20,250
Leonard M. Rush, Independent Trustee	$3,351	None	None	$20,250
David M. Swanson, Independent Trustee	$3,101	None	None	$20,000
Robert J. Kern, Interested Trustee	None	None	None	None
1	Trustees fees and expenses are allocated among the Fund and any other series comprising the Trust.
2	The Trust includes other portfolios in addition to the Fund.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of March 31, 2013, the following shareholders were considered to be either a control person or a principal shareholder of the Fund:

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Corporate America Credit Union 4365 Crescent Road Irondale, AL 35210-1774	76.91%	N/A	AL	Beneficial
Alabama One Credit Union 1215 Veterans Memorial Parkway Tuscaloosa, AL 35404-5842	8.53%	N/A	N/A	Beneficial
Alabama Central Credit Union 3601 4th Avenue South Birmingham, AL 35222-2417	7.26%	N/A	N/A	Beneficial
(1) “Record Ownership” means the shareholder of record, or the exact name of the shareholder on the account, i.e. “Charles Schwab & Co., Inc.”  Beneficial ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Corporate Financial Solutions, Inc., pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is wholly-owned by Corporate America Credit Union, a corporate credit union.

After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund (with respect to such Fund); and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders (with respect to such Fund); or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a rate equal to 0.15% of the Fund’s average annual net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating Expense Limitation Agreement between the Adviser and the Fund, the Adviser has agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest,  taxes,  brokerage commissions and extraordinary expenses) do not exceed 0.49% of the Fund’s average daily net assets up to $1 billion and 0.39% for average daily net assets over $1 billion.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2014.  Expenses reimbursed and/or fees reduced by the Adviser, may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits.

The total advisory fees paid during the fiscal period from May 26, 2011 to December 31, 2011, and during the fiscal year ended December 31, 2012, were as follows:

Advisory Fees Paid	During the Fiscal Year Ended December 31, 2012	During the Fiscal Period From May 26, 2011 to December 31, 2011(1)
Advisory Fees Accrued	$139,928	$58,303
Prior advisory fee waivers and/or expense reimbursements recouped by the Adviser	$27,477	-$27,477
Net Advisory Fees Paid to Adviser	$167,405	$30,826
(1) The fiscal period shown reflects the Advisory fees paid to and waived by the Adivser from the date of the Fund’s inception to its fiscal year end.

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Portfolio Ma nage rs
As disclosed in the Prospectus, Mr. Dave Filby and Ms. Shirley Senn are the portfolio managers for the Fund (each a “Portfolio Manager” and collectively, the “Portfolio Managers”).

As of December 31, 2012, Ms. Shirley Senn was a Portfolio Manager of the Fund, the following provides information regarding other accounts managed by Ms. Senn:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Dave Filby	0	$0	0	$0	0	$0
Shirley Senn	0	$0	0	$0	2	$2,279

In April 2013, Mr. Filby became a Portfolio Manager of the Fund.  The following provides updated information regarding other accounts managed by Mr. Dave Filby and Ms. Shirley Senn as of February 28, 2013:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Dave Filby	0	$0	0	$0	1	$2,444.5
Shirley Senn	0	$0	0	$0	1	$8.9

As of March 31, 2013, the Portfolio Managers did not manage any accounts with a performance-based advisory fee.

The investment advisory fee charged to the account is not based on the performance of such account.

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The Adviser or affiliates of the Adviser compensate the Portfolio Managers for their management of the Fund.  Each Portfolio Manager receives a fixed cash salary and may receive a variable discretionary bonus.  Each Portfolio Managers’ salary and bonus is determined by the Board of Directors of the Adviser and/or Corporate America Credit Union, an affiliate of the Adviser, after considering appropriate industry standards.  The Portfolio Managers’ salary and bonus are not based on the performance of the Fund or its overall net assets.

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The following indicates the dollar range of Fund Shares beneficially owned by each of the Fund’s Portfolio Managers as of December 31, 2012:

Name of Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
Dave Filby	None
Shirley Senn	None

Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), the Administrator acts as the Fund’s administrator.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations; arranging for the computation of performance data, including net asset value per share (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from the Fund a fee computed daily and payable monthly based on the Fund’s average net assets at the rate of 0.10% of average net assets on the first $75 million, 0.08% of average net assets on the next $250 million, and 0.05% on the balance, all subject to an annual minimum fee of $64,000.  During the fiscal period from May 26, 2011 to December 31, 2011 and the fiscal year ended December 31, 2012, the Fund paid $45,988 and $100,283, respectively, in administration fees to USBFS.

USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian of the Fund’s assets, whereby the Custodian provides for fees on a transaction basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North RiverCenter Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Legal Counsel
Bernstein, Shur, Sawyer & Nelson, P.A., 100 Middle Street, P.O. Box 9729, Portland, Maine 04104, serves as counsel to the Fund.

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Independent Registered Public Accounting Firm
Cohen Fund Audit Services Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Fund.

Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Fund’s shares on a best efforts basis.  The offering of the Fund’s shares is continuous.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as a customer). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of over-the-counter securities usually includes an undisclosed commission or markup.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including affiliates of credit unions and banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.  Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

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While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund are concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.

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The Adviser may effect brokerage transactions through affiliates of the Adviser pursuant to procedures adopted by the Trust.

For the last two fiscal periods, the dollar amounts of brokerage commissions paid by the Fund were as follows:

Aggregate Brokerage Commissions Paid During Fiscal Periods Ended December 31,
2012	2011*
$0	$0

* Reflects the amount of brokerage commissions paid for the fiscal period from May 26, 2011 (the Fund’s inception date) to December 31, 2011.

Portfolio Turnover
The Fund may invest for short-term trading purposes and portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.  The Fund’s portfolio turnover rate for the past two fiscal years is shown in the table below.

Portfolio Turnover for Fiscal PeriodsF Ended December 31,
2012	2011*
42%	35%
* The 2011 portfolio turnover rate covers the period from May 26, 2011 (the Fund’s inception date) through December 31, 2011, and is not annualized.

Code of Ethics
The Fund, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board of Trustees.  Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

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The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

The Fund invests exclusively in non-voting securities and as such, the Adviser does not have any policies or procedures concerning proxy voting.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Adviser and the Board of Trustees considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board of Trustees determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

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Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund’s accountant; the Custodian; the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board of Trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by determining the Fund’s “Net Assets” and dividing by the total number of shares outstanding.  The Net Assets are calculated by taking the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses).  The NAV per share on December 31, 2012 is calculated as an example.

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Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$94,773,670	=	$10.20
9,295,941

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

The Fund’s assets are generally valued at their market price on the valuation date based on valuations provided by independent pricing services consistent with the Fund’s valuation procedures.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.

Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”) which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.  The Fund is not likely to use NOCP or securities exchange pricing as the Adviser does not intend to invest in equity securities.

Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  The Fund is not likely to use NBBO pricing as the Adviser does not intend to invest in options.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

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Purchase and Redemption of Fund Shares

Generally
Shares of the Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that the Fund calculates its NAV.  The Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (an “Authorized Intermediary”).  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf (collectively, “Authorized Intermediaries”).  An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.

Orders received by the Fund or an Authorized Intermediary by the close of trading on the NYSE (generally 4:00 p.m., Eastern time) on a business day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed at the next determined NAV.

Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the NAV per share next calculated after the Transfer Agent receives the order from the financial intermediary.

Purchase Requests Must be Received in Good Order
“Good order” generally means that your purchase request includes:

•	The name of the Fund you are investing in;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund.

Shares of the Fund have not been registered and are not offered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust both conclude that such sale is appropriate and is not in contravention of United States law.

Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  A redemption request will generally be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund you are redeeming;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account (with signature(s) guaranteed if applicable).

Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

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•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or credit union or bank account not on record;
•	If a change of address request was received by the Transfer Agent within the last 15 days; or
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees can be obtained from credit unions, banks and securities dealers, but not from a notary public.

The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund may waive the signature guarantee requirement at its discretion.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption-in-Kind
Under normal circumstances, the Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations
The Fund will not accept a request to cancel or modify a transaction once processing has begun.

Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  The Fund’s policy is to distribute to its shareholders all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.  If the Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

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Net investment income generally consists of interest, dividends and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Fund.

Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that part of the distributions by the Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 28% for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

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This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax advisor.

Distributions
The Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Distributions from net short-term capital gains will be taxable to you as ordinary income or qualified dividend income.  Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any distribution paid by the Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Financial Statements
The Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2012 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX “A” DESCRIPTION OF BOND RATINGS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)
This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

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Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation.  The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only.  The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only.  The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest.  For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi
Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript.  Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary
Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
—
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

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—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf
The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited
Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*
This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

pr
The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

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r
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

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Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

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P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

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C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

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Notes to Long-Term and Short-Term National Ratings:
The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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MANAGED PORTFOLIO SERIES (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
	(ii)	Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(b)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(d)	(i)
Investment Advisory Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Corporate Financial Solutions, Inc. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(ii)
Investment Advisory Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(iii)
Investment Advisory Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(1)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Tortoise Capital Advisors, L.L.C. – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iv)
Investment Advisory Agreement between the Trust, on behalf of the CSC Small Cap Value Fund, and Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(v)
Investment Advisory Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

1

(vi)
Investment Advisory Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(vii)
Investment Advisory Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(viii)
Investment Advisory Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(ix)
Investment Advisory Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(x)
Investment Advisory Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xi)
Investment Advisory Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xii)
Investment Advisory Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xiii)
Investment Sub-Advisory Agreement between Great Lakes Advisors, LLC and Advanced Investment Partners, LLC relating to the Great Lakes Disciplined Equity Fund – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(e)	(i)
Distribution Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(ii)
Distribution Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

2

(iii)
Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on May 26, 2011

(1)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(2)
Second Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(3)
Third Amendment to the Distribution Agreement between the Trust, on behalf of the Tortoise North American Energy Independence Fund, and Quasar Distributors, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(iv)
Distribution Agreement between the Trust, on behalf of the CSC Small Cap Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(v)
Distribution Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(vi)
Distribution Agreement between the Trust, on behalf of the AC ONE China Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(vii)
Distribution Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(viii)
Distribution Agreement between the Trust, on behalf of the LK Balanced Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(ix)
Distribution Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

3

(x)
Distribution Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xi)
Distribution Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xii)
Distribution Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(f)		Bonus or Profit Sharing Contracts – not applicable
(g)	(i)	Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(ii)
First Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(iii)
Second Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(iv)
Third Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(v)
Fourth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(vi)
Fifth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(vii)
Sixth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

4

(viii)
Seventh Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(ix)
Eighth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(x)
Ninth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xi)
Tenth Amendment to the Custody Agreement between the Trust and U.S. Bank, National Association –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(ii)
First Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(iii)
Second Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(iv)
Third Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(v)
Fourth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(vi)
Fifth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(vii)
Sixth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

5

(viii)
Seventh Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(ix)
Eighth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(x)
Ninth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xi)
Tenth Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(xii)	Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(xiii)
First Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(xiv)
Second Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(xv)
Third Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(xvi)
Fourth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(xvii)
Fifth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(xviii)
Sixth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

6

(xix)
Seventh Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xx)
Eighth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xxi)
Ninth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xxii)
Tenth Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(xxiii)	Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(xxiv)
First Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(xxv)
Second Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(xxvi)
Third Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

(xxvii)
Fourth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(xxviii)
Fifth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(xxix)
Sixth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

7

(xxx)
Seventh Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xxxi)
Eighth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xxxii)
Ninth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(xxxiii)
Tenth Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(xxxiv)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Corporate America CU Short Duration Fund, and Corporate Financial Solutions, Inc. – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(xxxv)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Nuance Concentrated Value Fund, and Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(xxxvi)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Tortoise MLP & Pipeline Fund and the Tortoise North American Energy Independence Fund, and Tortoise Capital Advisors, L.L.C. –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(xxxvii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the CSC Small Cap Value Fund, and Cove Street Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2013

(xxxviii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the New Path Tactical Allocation Fund, and New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(xxxix)
Operating Expenses Limitation Agreement between the Trust, on behalf of the AC ONE China Fund, and AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

8

(xl)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Reinhart Mid Cap Private Market Value Fund, and Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(xli)
Operating Expenses Limitation Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(xlii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Bushido Capital Long/Short Fund and Bushido Capital Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(xliii)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Advantus Strategic Dividend Income Fund and Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xliv)
Operating Expenses Limitation Agreement between the Trust, on behalf of the ATAC Inflation Rotation Fund and Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(xlv)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund, and Great Lakes Advisors, LLC – incorporated herein by reference from Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2012

(i)	(i)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Corporate America CU Short Duration Fund, the Nuance Concentrated Value Fund and the Tortoise MLP & Pipeline Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(ii)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the CSC Small Cap Value Fund – incorporated herein by reference to Registrant’s Registration Statement on Form N-14, filed with the SEC on October 25, 2011

(iii)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the New Path Tactical Allocation Fund – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011

(iv)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the AC ONE China Fund – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

9

(v)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Reinhart Mid Cap Private Market Value Fund – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012

(vi)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Lawson Kroeker Balanced Fund – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(vii)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Bushido Capital Long/Short Fund – incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012

(viii)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Advantus Strategic Dividend Income Fund – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(ix)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the ATAC Inflation Rotation Fund – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012

(x)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the Great Lakes Bond Fund, Great Lakes Large Cap Value Fund, Great Lakes Disciplined Equity Fund, and Great Lakes Small Cap Opportunity Fund – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(xi)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for the Tortoise North American Energy Independence Fund –  incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013

(j)	(i)	Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Corporate America CU Short Duration Fund – filed herewith
(ii)
Consent of Independent Registered Public Accounting Firm by KPMG LLP. for the CSC Small Cap Value Fund – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011

(iii)
Consent of Independent Registered Public Accounting Firm by Ernst & Young, LLP. for the Tortoise MLP & Pipeline Fund – incorporated herein by reference from Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed on March 28, 2013

(iv)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Nuance Concentrated Value Fund – incorporated herein by reference from Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012

10

(v)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the CSC Small Cap Value Fund – incorporated herein by reference from Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on January 28, 2013

(vi)
Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the New Path Tactical Allocation Fund – incorporated herein by reference from Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on February 22, 2013

(vii)
Power of Attorneys for Roel C. Campos, Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated April 6, 2011 – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

(k)		Omitted Financial Statements – not applicable
(l)		Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(m)		Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013
(n)		Amended and Restated Rule 18f-3 Plan – incorporated herein by reference from Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2013
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2011
	(ii)	Code of Ethics for Corporate Financial Solutions, Inc. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(iii)	Code of Ethics for Nuance Investments, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(iv)	Code of Ethics for Tortoise Capital Advisors, L.L.C. – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(v)	Code of Ethics for Cove Street Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on December 16, 2011
	(vi)	Code of Ethics for New Path Capital Advisors – incorporated herein by reference from Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on December 12, 2011
	(vii)	Code of Ethics for AC ONE Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on May 16, 2012

11

(viii)	Code of Ethics for Reinhart Partners, Inc. – incorporated herein by reference from Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on May 29, 2012
(ix)
Code of Ethics for Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

(x)	Code of Ethics for Bushido Capital Partners LLC –incorporated herein by reference from Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 7, 2012
(xi)
Code of Ethics for Advantus Capital Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on September 11, 2012

(xii)	Code of Ethics for Pension Partners, LLC – incorporated herein by reference from Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on September 10, 2012
(xiii)
Code of Ethics for Great Lakes Advisors, LLC and Advanced Investment Partners LLC – incorporated herein by reference from Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on October 9, 2012

(xiv)	Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

12

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

        Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

        Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Advisers

        With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	Litman Gregory Funds Trust

13

Alpine Income Trust	LKCM Funds
Alpine Series Trust	LoCorr Investment Trust
Artio Global Investment Funds	Lord Asset Management Trust
Artio Select Opportunities Fund, Inc.	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Merger Fund
Brandywine Fund, Inc.	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds	YCG Funds
Intrepid Capital Management Funds Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	Chairman and Trustee

14

Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

15

Records Maintained By:	Are located at:
Registrant’s Investment Advisers	AC ONE Asset Management, LLC 444 South Flower Street Los Angeles, CA 90071
Advantus Capital Management, Inc. 400 Robert Street North St. Paul, Minnesota 55101
Bushido Capital Partners LLC 21 DuPont Circle NW, Suite 500 Washington, D.C. 20036
Corporate Financial Solutions, Inc. 4365 Crescent Road Irondale, AL 35210
Cove Street Capital, LLC 2321 Rosecrans Avenue El Segundo, California 90245
Great Lakes Advisors, LLC 222 South Riverside Plaza Chicago, IL 60606
Lawson Kroeker Investment Management, Inc. 450 Regency Parkway, Suite 410 Omaha, NE 68114
New Path Capital Advisors 61 Blue River Parkway, Unit B Silverthorne, CO 80498
Nuance Investments, LLC One Ward Parkway, Suite 126 Kansas City, MO 64112
Pension Partners, LLC 430 West 14th Street, Suite 505 New York, NY 10014
Reinhart Partners, Inc. 1500 West Market Street, Suite 100 Mequon, WI 53092
Tortoise Capital Advisors, L.L.C. 11550 Ash Street, Suite 300 Leawood, KS 66211
Registrant’s Investment Sub-Advisers	Advanced Investment Partners, LLC 100 Main Street, Suite 301 Safety Harbor, Florida 34695

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Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

17

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 73 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on April 24, 2013.

Managed Portfolio Series

By: /s/ James R. Arnold
James R. Arnold
President

        Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 24th day of April 2013.

	Signature	Title

	/s/ Roel C. Campos*	Trustee
Roel C. Campos

	/s/ Robert J. Kern*	Trustee
Robert J. Kern

	/s/ David A. Massart*	Trustee
David A. Massart

	/s/ Leonard M. Rush*	Trustee
Leonard M. Rush

	/s/ David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In Fact pursuant to Power of Attorney

18

INDEX TO EXHIBITS

Exhibit Number	Description
(j)(i)	Consent of Independent Registered Public Accounting Firm by Cohen Fund Audit Services, Ltd. for the Corporate America CU Short Duration Fund

19